Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Nov. 06, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
Fundstrat Granny Shots US Large Cap ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,354	$ 9,980	$ 10,410	$ 9,771	$ 9,092	$ 9,529	$ 10,414	$ 11,338	$ 11,731	$ 11,666	$ 12,499	$ 12,986
S&P 500 TR
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,187	$ 9,944	$ 10,221	$ 10,087	$ 9,519	$ 9,454	$ 10,050	$ 10,561	$ 10,798	$ 11,017	$ 11,419	$ 11,686